Leases - Lease Agreements (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	$ 8,003	$ 7,275	$ 8,054
Depreciation expense	(712)	(746)	(779)
Lease reassesment	539	369	0
Additions	3,018	1,105	0
Balance, period end	10,848	8,003	7,275
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	6,992	6,780	6,929
Depreciation expense	(170)	(157)	(149)
Lease reassesment	539	369
Additions	0	0
Balance, period end	7,361	6,992	6,780
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	1,011	495	1,125
Depreciation expense	(542)	(589)	(630)
Lease reassesment	0	0
Additions	335	1,105
Balance, period end	804	1,011	495
Liquid Barges [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	0	0	0
Depreciation expense	0	0	0
Lease reassesment	0	0
Additions	2,683	0
Balance, period end	$ 2,683	$ 0	$ 0